Post employment benefits - Schedule of charge before taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (87)	£ (38)	£ (64)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(46)	(23)	(3)
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	4	34	(13)
United States
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(28)	(30)	(30)
Other
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (17)	£ (19)	£ (18)